Short-term Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term Borrowings
8.
Short-term borrowings

The Group entered into one-year credit facilities with several Chinese commercial banks that provide revolving line of credit for the Group. In 2023, the Group drawn-down RMB623,915 at the weighted average interest rate of 3.83% per annum and repaid the short-term bank borrowings in the amount of RMB273,983.

In 2024, the Group drawn-down RMB844,627 at the weighted average interest rate of 3.33% per annum and repaid short-term bank borrowings upon maturity in the amount of RMB969,558.

As of December 31, 2023 and 2024, the remaining balance of these loan agreements was RMB349,931 and RMB225,000, respectively, at weighted average interest rate of 3.51% and 3.02% per annum, respectively.

As of December 31, 2023 and 2024, the Group had unused one-year revolving credit facilities with several Chinese commercial banks to borrow up to RMB837,069 and RMB675,000, respectively for working capital needs.